Other Long-Term Assets - Additional Information (Detail) - USD ($) $ in Thousands	Aug. 08, 2012	Jun. 30, 2026	[1]	Dec. 31, 2025	[1]	Jun. 22, 2022
Statement [Line Items]
Term of contract	40 years
Upfront cash consideration paid	$ 455,000	$ 46,352		$ 46,352
Refundable Deposit						$ 78,000

[1]	Expressed in thousands of United States dollars; excludes closing costs and capitalized interest, where applicable.